Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 40,650,547	$ 38,722,318
Claims maintenance	11,445	10,605
Engineering	213,630	183,165
Permitting	594,423	1,317,578
Salary and wages	365,615	347,887
Share-based payments	110,419	68,994
Exploration and evaluation assets, end of period	$ 41,946,079	$ 40,650,547